Shareholders' Equity - Schedule Of Dividend Proposal Demonstrated (Detail) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) shares $ / shares
Disclosure Of Dividend Proposal Demonstrated [Line Items]
Income for the year attributed to owners of Embraer determined in millions of R$	$ 1,918.9
Accumulated losses absorption	(1,593.1)
Constitution of the legal reserve	(16.3)
Replenishment of government grants reserve	(103.8)
Calculation basis for dividend distribution	205.7
Minimum mandatory dividend (25%)	$ 8.3
Dividends per share in units of US$ | $ / shares	$ 0.011
Equity Settled Share Base Payment Arrangement [Member]
Disclosure Of Dividend Proposal Demonstrated [Line Items]
Weighted average number of shares outstanding | shares	734,632,806
Brazil, Brazil Real
Disclosure Of Dividend Proposal Demonstrated [Line Items]
Minimum mandatory dividend (25%)	$ 51.4